Commitments and Contingencies (Details Textual)	3 Months Ended				12 Months Ended
	Dec. 31, 2015 USD ($)	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Mar. 20, 2013 USD ($)
Vessels time charter-in					8
Loss Contingency Accrual	$ 0				$ 0
Number of construction contracts for Vessels					49
Cash and cash equivalents	$ 200,300,000			$ 272,673,000	$ 200,300,000	$ 733,896,000	$ 0
Number of vessels held for sale	7	9	4	6
Capesize
Long-term Purchase Commitment, Amount					$ 90,230,000
Number of vessels held for sale	5	8			5
Scorpio Commercial & Scorpio Ship Management [Member]
Purchase Commitment, Remaining Minimum Amount Committed	$ 39,475				$ 39,475
Newbuilding Drybulk carriers
Unrecorded Unconditional Purchase Obligation	$ 433,596,000				$ 433,596,000
Contracts to acquire New Vessels	24				24